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                                    ISI FUNDS
                               535 Madison Avenue
                                   30th Floor
                            New York, New York 10022

                                 October 4, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:  ISI STRATEGY FUND, INC. (the "Fund")
     1933 Act File No. 333-31127
     1940 Act File No. 811-08291

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the above-named Fund hereby certifies that the definitive forms of the prospectus and statement of additional information do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Fund, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 5 on September 27, 2001.

If you have any questions regarding this certification, please call me at (410) 895-3776.

                                    Very truly yours,

                                    /s/Daniel O. Hirsch
                                    -------------------
                                    Daniel O. Hirsch